Vanguard® S&P Mid-Cap 400 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (0.8%)
	New York Times Co. Class A	78,779	5,081
*	EchoStar Corp. Class A	59,340	4,349
	Warner Music Group Corp. Class A	62,984	1,779
	Iridium Communications Inc.	46,738	767
			11,976
Consumer Discretionary (12.0%)
*	Burlington Stores Inc.	56,082	14,146
	Toll Brothers Inc.	88,368	12,356
*	TopBuild Corp.	25,181	11,394
	Texas Roadhouse Inc. Class A	59,805	10,481
	Somnigroup International Inc.	111,453	10,200
*	Planet Fitness Inc. Class A	75,527	8,457
	Dick's Sporting Goods Inc.	36,104	7,458
*	Chewy Inc. Class A	200,632	6,976
*	Duolingo Inc. Class A	35,730	6,839
	Wingstop Inc.	25,137	6,655
	Churchill Downs Inc.	59,968	6,542
	Hyatt Hotels Corp. Class A	38,112	6,265
	Service Corp. International	77,006	6,117
	Murphy USA Inc.	15,804	6,086
	H&R Block Inc.	120,529	5,077
	Wyndham Hotels & Resorts Inc.	68,746	5,032
*	Abercrombie & Fitch Co. Class A	42,851	4,194
*	Ollie's Bargain Outlet Holdings Inc.	32,592	4,012
	Travel + Leisure Co.	58,470	4,010
*	Grand Canyon Education Inc.	24,950	3,936
*	GameStop Corp. Class A	162,870	3,669
*	Valvoline Inc.	114,490	3,585
*	Floor & Decor Holdings Inc. Class A	54,242	3,451
*	Cava Group Inc.	69,960	3,420
*	Crocs Inc.	39,192	3,331
	Boyd Gaming Corp.	32,555	2,712
	Vail Resorts Inc.	17,711	2,483
*	Hilton Grand Vacations Inc.	55,478	2,376
	KB Home	31,828	2,047
	Gentex Corp.	80,940	1,848
	Choice Hotels International Inc.	18,589	1,696
	Bath & Body Works Inc.	97,069	1,690
*	YETI Holdings Inc.	30,684	1,273
*	RH	6,907	1,088
			180,902
Consumer Staples (3.6%)
	Casey's General Stores Inc.	23,091	13,172
	Coca-Cola Consolidated Inc.	53,945	8,790
*	Sprouts Farmers Market Inc.	87,959	7,372
*	BJ's Wholesale Club Holdings Inc.	55,874	4,986
*	elf Beauty Inc.	53,419	4,069
*	Celsius Holdings Inc.	92,176	3,774
*	Maplebear Inc.	76,296	3,205
	Ingredion Inc.	24,822	2,669
*	Post Holdings Inc.	24,077	2,505
*	BellRing Brands Inc.	52,123	1,610
	Marzetti Co.	8,992	1,501
	Pilgrim's Pride Corp.	31,458	1,197
			54,850
Energy (4.1%)
	TechnipFMC plc	369,919	16,742
	DT Midstream Inc.	91,436	11,106
	Permian Resources Corp.	629,326	9,119
	Viper Energy Inc. Class A	151,882	5,548
*	CNX Resources Corp.	127,332	4,946

		Shares	Market Value ($000)
	Range Resources Corp.	98,679	3,897
*	Valaris Ltd.	59,655	3,365
	Matador Resources Co.	67,363	2,856
	Antero Midstream Corp.	150,631	2,713
	Weatherford International plc	31,013	2,320
			62,612
Financials (12.6%)
	East West Bancorp Inc.	124,014	13,232
	Equitable Holdings Inc.	269,572	12,586
	Evercore Inc. Class A	34,732	11,117
	RenaissanceRe Holdings Ltd.	42,362	11,064
	Houlihan Lokey Inc. Class A	48,929	8,582
	Stifel Financial Corp.	65,287	7,965
	Kinsale Capital Group Inc.	19,922	7,668
	Western Alliance Bancorp	93,174	7,596
	Primerica Inc.	29,153	7,502
	Ryan Specialty Holdings Inc. Class A	101,432	5,890
	SLM Corp.	187,695	5,499
	RLI Corp.	82,672	5,098
	Cullen/Frost Bankers Inc.	40,540	5,016
	Morningstar Inc.	22,027	4,733
	Carlyle Group Inc.	86,762	4,731
	Jefferies Financial Group Inc.	78,758	4,533
	Hamilton Lane Inc. Class A	36,425	4,514
*,1	Shift4 Payments Inc. Class A	60,596	4,471
	Wintrust Financial Corp.	31,353	4,202
	SEI Investments Co.	51,608	4,173
	UMB Financial Corp.	37,278	4,141
	Pinnacle Financial Partners Inc.	44,322	4,063
	American Financial Group Inc.	27,392	3,772
	FirstCash Holdings Inc.	22,504	3,565
	Commerce Bancshares Inc.	63,714	3,435
*,1	WEX Inc.	21,572	3,200
	Voya Financial Inc.	45,096	3,170
	Synovus Financial Corp.	61,281	2,954
	Zions Bancorp NA	53,111	2,827
	MGIC Investment Corp.	99,523	2,821
	Affiliated Managers Group Inc.	10,477	2,817
	International Bancshares Corp.	34,533	2,296
	Glacier Bancorp Inc.	52,050	2,202
	First Financial Bankshares Inc.	65,592	2,049
	Federated Hermes Inc. Class B	40,553	2,035
	Janus Henderson Group plc	44,894	1,962
	Home BancShares Inc.	62,642	1,758
*	Euronet Worldwide Inc.	21,441	1,589
			190,828
Health Care (11.4%)
*	United Therapeutics Corp.	40,706	19,783
*	Neurocrine Biosciences Inc.	89,269	13,583
*	Medpace Holdings Inc.	19,974	11,834
*	Exelixis Inc.	242,297	10,702
*	Tenet Healthcare Corp.	48,507	10,518
	Ensign Group Inc.	51,565	9,567
*	Illumina Inc.	71,934	9,456
*	Globus Medical Inc. Class A	101,366	9,228
*	HealthEquity Inc.	77,832	8,186
*	Roivant Sciences Ltd.	387,208	8,058
*	Halozyme Therapeutics Inc.	105,280	7,517
	Encompass Health Corp.	64,371	7,481
*	Hims & Hers Health Inc.	186,101	7,400
*	Penumbra Inc.	22,817	6,689
*	Doximity Inc. Class A	122,783	6,316
*	Masimo Corp.	41,565	5,920
*	Cytokinetics Inc.	53,812	3,666
*	Lantheus Holdings Inc.	61,250	3,606
*	Repligen Corp.	20,010	3,422
	Chemed Corp.	6,029	2,648
	Bruker Corp.	45,823	2,237
*	Haemonetics Corp.	25,133	2,045

		Shares	Market Value ($000)
*	Sotera Health Co.	85,790	1,500
*	LivaNova plc	20,131	1,285
			172,647
Industrials (30.0%)
	Comfort Systems USA Inc.	31,682	30,951
	Curtiss-Wright Corp.	33,911	19,136
	RB Global Inc.	167,049	16,404
	Woodward Inc.	53,970	16,193
	nVent Electric plc	144,852	15,538
	TransUnion	175,322	14,911
	BWX Technologies Inc.	82,261	14,715
	Carpenter Technology Corp.	44,866	14,292
*	RBC Bearings Inc.	28,288	12,587
*	ATI Inc.	124,051	12,504
	Carlisle Cos. Inc.	38,386	12,209
*	MasTec Inc.	55,175	11,801
	Mueller Industries Inc.	99,631	10,946
*	Clean Harbors Inc.	45,377	10,326
	Acuity Inc.	27,311	10,007
*	Sterling Infrastructure Inc.	27,377	9,426
	ITT Inc.	49,839	9,178
	Applied Industrial Technologies Inc.	34,275	8,871
	Owens Corning	75,266	8,523
*	American Airlines Group Inc.	593,859	8,344
	Tetra Tech Inc.	236,516	8,217
*	Chart Industries Inc.	39,766	8,110
*	AeroVironment Inc.	28,634	8,002
*	API Group Corp.	196,553	7,776
*	XPO Inc.	51,937	7,378
*	CACI International Inc. Class A	11,877	7,329
	Lincoln Electric Holdings Inc.	28,315	6,779
*	Saia Inc.	23,977	6,751
	Watsco Inc.	19,479	6,748
*	Kratos Defense & Security Solutions Inc.	88,124	6,706
	AECOM	63,181	6,516
	Graco Inc.	73,086	6,025
*	Paylocity Holding Corp.	40,221	5,926
	Flowserve Corp.	82,415	5,880
*	ExlService Holdings Inc.	145,395	5,777
	Esab Corp.	51,364	5,765
*	Kirby Corp.	50,234	5,703
	AAON Inc.	60,918	5,695
	Donaldson Co. Inc.	59,794	5,376
	Valmont Industries Inc.	12,972	5,357
*	Core & Main Inc. Class A	105,865	5,118
	Advanced Drainage Systems Inc.	30,917	4,711
	Crane Co.	23,345	4,278
	Simpson Manufacturing Co. Inc.	24,734	4,140
*	Parsons Corp.	48,088	4,072
	Watts Water Technologies Inc. Class A	12,576	3,469
	Genpact Ltd.	77,370	3,409
	Ryder System Inc.	19,445	3,368
*	Alaska Air Group Inc.	77,833	3,336
	GATX Corp.	19,852	3,175
	Hexcel Corp.	35,781	2,728
	MSA Safety Inc.	16,546	2,669
	Toro Co.	37,279	2,600
	Brink's Co.	18,736	2,105
	KBR Inc.	48,672	2,006
	Exponent Inc.	27,253	1,970
*	Trex Co. Inc.	47,260	1,653
			453,485
Information Technology (17.7%)
*	Pure Storage Inc. Class A	279,444	24,859
*	Coherent Corp.	139,901	22,980
*	Twilio Inc. Class A	138,095	17,910
*	Guidewire Software Inc.	75,777	16,366
*	Ciena Corp.	76,340	15,589
*	Fabrinet	32,248	14,815

		Shares	Market Value ($000)
*	Lumentum Holdings Inc.	39,578	12,869
*	Docusign Inc.	181,860	12,612
*	Dynatrace Inc.	271,359	12,092
*	Okta Inc.	150,452	12,086
*	Nutanix Inc. Class A	241,275	11,533
*	MACOM Technology Solutions Holdings Inc.	57,641	10,087
*	Manhattan Associates Inc.	54,423	9,603
*	Rambus Inc.	96,832	9,254
	Entegris Inc.	70,967	5,474
*	Commvault Systems Inc.	40,028	4,944
*	Appfolio Inc. Class A	20,592	4,701
	Pegasystems Inc.	83,181	4,556
*	Lattice Semiconductor Corp.	60,410	4,241
	Belden Inc.	35,680	4,046
	MKS Inc.	24,800	3,879
*	Onto Innovation Inc.	24,682	3,534
*	Cirrus Logic Inc.	28,205	3,394
	Bentley Systems Inc. Class B	77,711	3,261
*	Dropbox Inc. Class A	101,545	3,034
*	Kyndryl Holdings Inc.	116,423	3,007
*	Qualys Inc.	18,830	2,652
	Cognex Corp.	60,405	2,301
*	Novanta Inc.	19,737	2,243
	Universal Display Corp.	18,290	2,175
	Vontier Corp.	55,416	2,011
*	Silicon Laboratories Inc.	12,691	1,619
*	Allegro MicroSystems Inc.	42,372	1,131
	Crane NXT Co.	17,765	1,000
*	Blackbaud Inc.	16,388	924
	Power Integrations Inc.	17,178	577
			267,359
Materials (3.0%)
	RPM International Inc.	65,865	7,064
	Royal Gold Inc.	32,720	6,670
	Eagle Materials Inc.	29,210	6,535
	Louisiana-Pacific Corp.	57,066	4,680
	AptarGroup Inc.	31,448	3,923
*	Knife River Corp.	51,037	3,820
*	MP Materials Corp.	53,266	3,300
*	Axalta Coating Systems Ltd.	105,190	3,169
	NewMarket Corp.	3,087	2,357
	Graphic Packaging Holding Co.	103,920	1,681
	Cabot Corp.	26,799	1,677
	Scotts Miracle-Gro Co.	14,784	837
			45,713
Real Estate (4.2%)
*	Jones Lang LaSalle Inc.	22,604	7,362
	Lamar Advertising Co. Class A	49,223	6,517
	Equity LifeStyle Properties Inc.	87,230	5,484
	Omega Healthcare Investors Inc.	106,247	4,879
	Gaming & Leisure Properties Inc.	109,567	4,769
	CubeSmart	110,892	4,129
	EastGroup Properties Inc.	22,542	4,084
	Vornado Realty Trust	105,917	3,900
	Brixmor Property Group Inc.	148,860	3,891
	First Industrial Realty Trust Inc.	64,398	3,686
	American Homes 4 Rent Class A	111,523	3,582
	Agree Realty Corp.	40,738	3,064
	Independence Realty Trust Inc.	125,972	2,160
	Kite Realty Group Trust	85,035	1,968
	National Storage Affiliates Trust	63,503	1,870
	COPT Defense Properties	52,705	1,620
	Park Hotels & Resorts Inc.	88,054	953
			63,918
Utilities (0.4%)
	Ormat Technologies Inc.	24,578	2,775

			Shares	Market Value ($000)
	IDACORP Inc.		19,926	2,626
				5,401
Total Common Stocks (Cost $1,213,140)				1,509,691
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund (Cost $6,399)	4.024%	63,996	6,399
Total Investments (100.2%) (Cost $1,219,539)				1,516,090
Other Assets and Liabilities—Net (-0.2%)				(2,898)
Net Assets (100%)				1,513,192
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,877.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,812 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2025	3	994	7

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alaska Air Group Inc.	8/31/2026	BANA	1,073	(3.880)	40	—
Crocs Inc.	8/31/2026	BANA	831	(3.880)	18	—
Pilgrim's Pride Corp.	8/31/2026	BANA	262	(3.880)	4	—
					62	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,509,691	—	—	1,509,691
Temporary Cash Investments	6,399	—	—	6,399
Total	1,516,090	—	—	1,516,090

Derivative Financial Instruments
Assets
Futures Contracts[1]	7	—	—	7
Swap Contracts	—	62	—	62
Total	7	62	—	69
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.